UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows (used in) from operating activities
Net income (loss)	$ 5,418	$ (12,173)
Adjustments to reconcile net income (loss) to net cash from (used in) operating activities:
Depreciation and amortization	1,731	1,464
Share-based compensation	3,624	1,662
Loss on sale of assets	11	0
Unrealized foreign exchange gain	(12,215)	(199)
Income tax expense	583	(43)
Finance (income) expense, net	(1,677)	103
Changes in non-cash working capital items:
Trade and other receivables	(3,483)	(5,245)
Prepaids and deposits	190	(2,859)
Contract costs	(3,982)	(1,358)
Trade and other payables	1,578	6,877
Employee benefit obligations	467	405
Deferred revenue	8,542	8,194
Income taxes paid	(692)	(52)
Cash from (used in) operating activities	95	(3,224)
Cash flows used in investing activities
Purchase of property and equipment	(860)	(999)
Acquisition of business, net of cash acquired	(1,071)	0
Cash used in investing activities	(1,931)	(999)
Cash flows (used in) from financing activities
Payments received on net investment in finance lease	116	64
Repayment of lease obligations	(1,044)	(1,004)
Interest received	827	306
Proceeds from exercise of stock options	88	388
Proceeds from share issuance under employee share purchase plan	636	244
Payments of contingent consideration from acquisitions	93	0
Repayment of borrowings	0	(15)
Cash from (used in) financing activities	530	(17)
Net change in cash and cash equivalents during the period	(1,306)	(4,240)
Effect of foreign exchange on cash and cash equivalents	(1,284)	89
Cash and cash equivalents, beginning of the period	215,323	219,658
Cash and cash equivalents, end of the period	$ 212,733	$ 215,507